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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   277 Park Avenue, 27th Floor
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           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      2/11/00
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 21
                                            ---------------------------
Form 13F Information Table Value Total:     $        261,082
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 3        Name of Reporting Manager:  Greenbelt Corp.
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
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                                                                                                Item 6: Investment Discretion
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Item 1:                   Item 2:    Item 3:  CUSIP       Item 4: Fair        Item 5:  Shares            (b) Shared-    (c) Shared-
Name of Issuer            Title of   Number               Market Value        or Principal               As Defined in  Other
                          Class                                               Amount            (a) Sole Instr. V
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
Ascent Com                COM        43628106             867,000             68,320            68,320
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Bethlehem Steel           COM        87509105             30,858,000          3,684,500         3,684,500
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Comsat Corp.              COM SER 1  20564D107            1,049,000           52,781            52,781
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Florsheim Shoe Co.        COM        343302105            92,000              32,733            32,733
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Genesis Worldwide         COM        37184G104            478,000             150,000           150,000
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Great Atlantic & Pac.     COM        390064103            6,119,000           219,500           219,500
Tea Inc.
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Hancock Fabrics           COM        409900107            94,000              30,000            30,000
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K-Mart                    COM        482584109            503,000             50,000            50,000
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Ladd Furniture Inc.       COM        505739201            2,469,000           125,000           125,000
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Laidlaw Inc.              COM        50730K503            685,000             130,500           130,500
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LTX Corp.                 COM        502392103            11,042,000          493,500           493,500
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COLUMN TOTALS (Page)                                      54,256,000
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Table continued...

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                                            Item 8: Voting Authority (Shares)
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Item 1:                    Item 7:
Name of Issuer             Managers See
                           Instr. V         (a) Sole           (b) Shared       (c) None
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
Ascent Com                                  68,320
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Bethlehem Steel                             3,684,500
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Comsat Corp.                                52,781
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Florsheim Shoe Co.                          32,733
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Genesis Worldwide                           150,000
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Great Atlantic & Pac.                       219,500
Tea Inc.
-----------------------------------------------------------------------------------------------------
Hancock Fabrics                             30,000
-----------------------------------------------------------------------------------------------------
K-Mart                                      50,000
-----------------------------------------------------------------------------------------------------
Ladd Furniture Inc.                         125,000
-----------------------------------------------------------------------------------------------------
Laidlaw Inc.                                130,500
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LTX Corp.                                   493,500
-----------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-----------------------------------------------------------------------------------------------------


                                    FORM 13F


Page 2 of 3        Name of Reporting Manager:  Greenbelt Corp.
                                               --------------------------------

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                                                                                                Item 6: Investment Discretion
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Item 1:                   Item 2:    Item 3:  CUSIP       Item 4: Fair        Item 5:  Shares            (b) Shared-    (c) Shared-
Name of Issuer            Title of   Number               Market Value        or Principal               As Defined in  Other
                          Class                                               Amount            (a) Sole Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                  COM       62886E108            53,438,000          1,410,900           1,410,900
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Ogden Corp.                COM       676346109            25,313,000          2,120,500           2,120,500
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Primesource Corp.          COM       741593107            631,000             132,800             132,800
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Ryerson Tull               COM       783755101            23,320,000          1,199,746           1,199,746
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Scitex Ltd.                ORD       809090103            1,365,000           93,700              93,700
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Sports Authority           COM       849176102            360,000             180,000             180,000
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Sunglass Hut               COM       86736F106            24,945,000          2,217,300           2,217,300
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Tenneco Automotive         COM       880349105            1,313,000           141,000             141,000
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Unisys Corp                COM       909214108            10,220,000          320,000             320,000
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Venator Group, Inc.        COM       922944103            65,921,000          9,417,322           9,417,322
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COLUMN TOTALS (Page)                                      206,826,000
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AGGREGATE COLUMN TOTALS                                   261,082,000
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Table continued...

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                                            Item 8: Voting Authority (Shares)
-----------------------------------------------------------------------------------------------------
Item 1:                    Item 7:
Name of Issuer             Managers See
                           Instr. V        (a) Sole           (b) Shared       (c) None
-----------------------------------------------------------------------------------------------------
NCR Corp.                                  1,410,900
-----------------------------------------------------------------------------------------------------
Ogden Corp.                                2,120,500
-----------------------------------------------------------------------------------------------------
Primesource Corp.                          132,800
-----------------------------------------------------------------------------------------------------
Ryerson Tull                               1,199,746
-----------------------------------------------------------------------------------------------------
Scitex Ltd.                                93,700
-----------------------------------------------------------------------------------------------------
Sports Authority                           180,000
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Sunglass Hut                               2,217,300
-----------------------------------------------------------------------------------------------------
Tenneco Automotive                         141,000
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Unisys Corp                                320,000
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Venator Group, Inc.                        9,417,322
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COLUMN TOTALS (Page)
-----------------------------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS
-----------------------------------------------------------------------------------------------------


                             CONFIDENTIAL TREATMENT

                                    FORM 13F


Page 3 of 3        Name of Reporting Manager:  Greenbelt Corp.
                                               --------------------------------

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                                                                                                     Item 6: Investment Discretion
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Item 1:                   Item 2: Title  Item 3:  CUSIP    Item 4: Fair        Item 5:  Shares or              (b)         (c)
Name of Issuer            of Class       Number            Market Value        Principal Amount                Shared- As  Shared-
                                                                                                     (a) Sole  Defined in  Other
                                                                                                               Instr. V
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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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Table continued...

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                                      Item 8: Voting Authority (Shares)
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Item 1:                Item 7: Mana-
Name of Issuer         gers  See
                       Instr. V       (a) Sole          (b) Shared    (c) None

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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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

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